Goodwill - Summary of Recoverable Amount of Cash Generating Units Exceeding Carrying Amount (Parenthetical) (Detail)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Percentage of reasonably possible decrease in unobservable input, assets	100.00%	100.00%	100.00%
Revenue growth rate decrease by 5% [member] | Goodwill [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Percentage of reasonably possible decrease in unobservable input, assets	5.00%	5.00%	5.00%
Pre-tax discount rate plus 1% [member] | Goodwill [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Percentage of reasonably possible decrease in unobservable input, assets	1.00%	1.00%	1.00%